Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			$ 3,985
Depreciation, property, plant and equipment	$ (419)	$ (314)	(883)	$ (629)
Property, plant and equipment at end of period	$ 3,864		$ 3,864